As filed with the Securities and Exchange Commission on April 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

McKinley Diversified Income Fund
SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 60.8%
Banks: 2.1%
60,985	Banco Santander SA - ADR	$443,971
Capital Markets: 8.8%
18,055	AllianceBernstein Holding LP	517,095
12,041	Apollo Global Management, LLC	280,796
16,877	The Blackstone Group LP	632,212
19,303	KKR & Co. LP	441,074
		1,871,177
Chemicals: 1.5%
3,758	LyondellBasell Industries NV	322,850
Commercial Services & Supplies: 2.5%
27,586	RR Donnelley & Sons Co.	526,065
Diversified Telecommunication Services: 3.3%
20,102	AT&T, Inc.	694,725
Gas Utilities: 1.6%
7,173	AmeriGas Partners LP	353,127
Hotels, Restaurants & Leisure: 4.7%
9,735	Cedar Fair LP	544,478
3,790	Darden Restaurants, Inc.	242,560
5,231	Intercontinental Hotels Group SA - ADR	213,948
		1,000,986
Media: 1.1%
10,237	Regal Entertainment Group	242,003
Metals & Mining: 1.3%
38,740	Vale SA - ADR	287,451
Oil, Gas & Consumable Fuels: 11.1%
5,945	Atlas Pipeline Partners LP	158,315
6,566	BP PLC - ADR	272,095
17,418	Calumet Specialty Products Partners LP	484,917
37,073	Capital Product Partners LP	344,779
2,740	Emerge Energy Services LP	147,960
3,133	Energy Transfer Partners LP	186,351
25,214	Memorial Production Partners LP	458,138
19,477	Ship Finance International Ltd.	311,827
		2,364,382
Pharmaceuticals: 11.4%
5,681	Abbvie, Inc.	343,700
8,280	AstraZeneca PLC - ADR	570,492
8,885	Bristol-Myers Squibb Co.	541,274
4,092	Eli Lilly & Co.	287,136
7,769	GlaxoSmithKline PLC - ADR	368,406
5,375	Merck & Co., Inc.	314,653
		2,425,661
Tobacco: 11.4%
16,302	Altria Group, Inc.	917,640
10,249	Reynolds American, Inc.	775,029
31,871	Vector Group Ltd.	734,626

		2,427,295
TOTAL COMMON STOCKS
(Cost $11,325,399)		12,959,693
REAL ESTATE INVESTMENT TRUSTS: 20.4%
20,220	Agree Realty Corp.	663,823
32,431	Capstead Mortgage Corp.	388,199
10,983	Corrections Corp. of America	438,112
35,254	Invesco Mortgage Capital, Inc.	563,006
69,766	MFA Financial, Inc.	555,337
12,221	New Senior Investment Group, Inc.	205,802
43,628	New York Mortgage Trust, Inc.	344,661
17,905	NorthStar Realty Finance Corp.	344,134
13,727	Omega Healthcare Investors, Inc.	549,904
17,621	Physicians Realty Trust	289,865
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,685,983)		4,342,843
BUSINESS DEVELOPMENT COMPANIES: 13.6%
68,779	Apollo Investment Corp.	535,788
46,874	Ares Capital Corp.	810,920
16,698	Main Street Capital Corp.	516,803
73,371	Prospect Capital Corp.	633,192
20,138	Solar Capital Ltd.	405,177
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,195,954)		2,901,880
SHORT-TERM INVESTMENTS: 4.7%
Money Market Fund: 4.7%
1,000,657	Invesco Treasury Portfolio, 0.01%1	1,000,657
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,000,657)		1,000,657
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $19,207,993)		21,205,073
Other Assets in Excess of Liabilities: 0.5%		109,555
TOTAL NET ASSETS: 100.0%		$21,314,628

ADR	American Depositary Receipt
1	Seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments	$18,339,790
Gross unrealized appreciation	3,801,604
Gross unrealized depreciation	(936,321)
Net unrealized appreciation	$2,865,283

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,959,693	$-	$-	$12,959,693
Real Estate Investment Trusts	4,342,843	-	-	4,342,843
Business Development Companies	2,901,880	-	-	2,901,880
Short-Term Investments	1,000,657	-	-	1,000,657
Total Investments in Securities	$21,205,073	$-	$-	$21,205,073

McKinley Non-U.S. Core Growth Fund
SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Air Freight & Logistics: 1.1%
12,660	Deutsche Post AG (Germany)	$431,105
Airlines: 1.4%
19,100	Japan Airlines Co. Ltd. (Japan)	587,569
Auto Components: 2.8%
1,400	Magna International, Inc. (Canada)	152,173
6,590	Valeo SA (France)	991,871
		1,144,044
Automobiles: 4.2%
10,300	Tata Motors Ltd. - ADR (India)	506,966
17,600	Toyota Motor Corp. (Japan)	1,186,280
		1,693,246
Banks: 13.3%
1,229,000	Agricultural Bank of China Ltd. (China)	610,079
831,200	Bank Negara Indonesia Persero Tbk PT (Indonesia)	442,128
1,384,000	Bank of China Ltd. (China)	795,874
928,500	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	924,907
44,600	DBS Group Holdings Ltd. (Singapore)	640,439
102,600	Kasikornbank PCL (Thailand)	688,655
77,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	504,489
19,860	Natixis SA (France)	143,791
10,200	Royal Bank of Canada (Canada)	638,958
		5,389,320
Beverages: 3.6%
8,300	Anheuser-Busch InBev NV (Belgium)	1,056,053
32,530	Britvic PLC (United Kingdom)	384,195
		1,440,248
Biotechnology: 2.2%
5,270	Actelion Ltd. (Switzerland)	630,731
3,490	Genmab AS (Denmark)*	258,018
		888,749
Building Products: 1.6%
1,780	Geberit AG (Switzerland)	634,067
Capital Markets: 2.5%
81,390	3i Group PLC (United Kingdom)	620,229
31,400	CETIP SA - Mercados Organizados (Brazil)	380,506
		1,000,735
Chemicals: 0.6%
4,650	Yara International ASA (Norway)	255,973
Communications Equipment: 0.3%
25,370	Pace PLC (United Kingdom)	130,976
Diversified Financial Services: 2.3%
148,920	FirstRand Ltd. (South Africa)	682,914
7,900	Zenkoku Hosho Co. Ltd. (Japan)	257,555
		940,469
Diversified Telecommunication Services: 2.1%
16,260	Telkom SA SOC Ltd. - ADR (South Africa)*	458,126
81,280	Telstra Corp. Ltd. (Australia)	404,574
		862,700

Electric Utilities: 0.6%
55,600	Tenaga Nasional Bhd (Malaysia)	227,090
Electrical Equipment: 1.1%
10,700	Vestas Wind Systems A/S (Denmark)	451,048
Electronic Equipment, Instruments & Components: 0.9%
33,110	Halma PLC (United Kingdom)	364,208
Health Care Equipment & Supplies: 1.0%
3,620	Essilor International SA (France)	423,121
Hotels, Restaurants & Leisure: 0.5%
5,455	Betsson AB (Sweden)*	201,790
Household Durables: 5.5%
20,050	Berkeley Group Holdings PLC (United Kingdom)	810,072
68,900	Haseko Corp. (Japan)	642,203
28,960	Persimmon PLC (United Kingdom)*	788,684
		2,240,959
Household Products: 0.8%
4,600	Pigeon Corp. (Japan)	319,164
Insurance: 9.2%
4,670	Allianz SE (Germany)	781,800
130,280	Insurance Australia Group Ltd. (Australia)	620,987
41,130	Prudential PLC (United Kingdom)	1,034,711
90,870	Sanlam Ltd. (South Africa)	588,846
7,750	Swiss Re AG (Switzerland)	712,527
		3,738,871
Internet & Catalog Retail: 0.6%
9,600	Vipshop Holdings Ltd. - ADR (China)*	234,720
Internet Software & Services: 0.9%
7,910	United Internet AG (Germany)	354,729
Machinery: 0.6%
11,600	Komatsu Ltd. (Japan)	241,406
Metals & Mining: 1.5%
38,000	Dowa Holdings Co. Ltd. (Japan)	313,530
20,000	Sumitomo Metal Mining Co. Ltd. (Japan)	315,736
		629,266
Oil, Gas & Consumable Fuels: 5.4%
7,260	Caltex Australia Ltd. (Australia)	208,993
27,380	Royal Dutch Shell PLC (United Kingdom)	895,293
14,500	Suncor Energy, Inc. (Canada)	435,313
12,220	Total SA (France)	659,600
		2,199,199
Pharmaceuticals: 6.2%
9,000	Novartis AG (Switzerland)	919,967
11,990	Orion OYJ (Finland)	390,310
8,680	Shire PLC (Ireland)	706,884
8,460	Teva Pharmaceutical Industries Ltd. - ADR (Israel)	482,389
		2,499,550
Real Estate Management & Development: 2.4%
49,000	Cheung Kong Holdings Ltd. (Hong Kong)	969,790
Road & Rail: 2.4%
14,100	Canadian National Railway Co. (Canada)	973,950
Semiconductors & Semiconductor Equipment: 1.6%
5,000	Hermes Microvision, Inc. (Taiwan, Province of China)	249,960
9,340	SK Hynix, Inc. (Republic of Korea)	396,561
		646,521
Specialty Retail: 0.6%
2,110	Signet Jewelers Ltd. (Bermuda)	252,947

Textiles, Apparel & Luxury Goods: 3.2%
203,000	ANTA Sports Products Ltd. (China)	408,314
9,730	Pandora A/S (Denmark)	887,875
		1,296,189
Trading Companies & Distributors: 7.9%
18,320	AerCap Holdings NV (Netherlands)*	815,241
42,170	Ashtead Group PLC (United Kingdom)	774,741
31,300	ITOCHU Corp. (Japan)	350,612
112,400	Marubeni Corp. (Japan)	690,608
9,545	Wolseley PLC (United Kingdom)	585,170
		3,216,372
Wireless Telecommunication Services: 2.4%
16,500	China Mobile Ltd. (Hong Kong)	224,232
10,700	KDDI Corp. (Japan)	741,509
		965,741
TOTAL COMMON STOCKS
(Cost $35,310,765)		37,845,832
PREFERRED STOCKS: 2.9%
Banks: 2.9%
41,700	Banco Bradesco SA (Brazil)	552,328
48,600	Itau Unibanco Holdings SA (Brazil)	624,887
TOTAL PREFERRED STOCKS
(Cost $1,159,755)		1,177,215
SHORT-TERM INVESTMENTS: 0.8%
Money Market Fund: 0.8%
320,653	Invesco Treasury Portfolio (United States), 0.01%1	320,653
TOTAL SHORT-TERM INVESTMENTS
(Cost $320,653)		320,653
TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $36,791,173)		39,343,700
Other Assets in Excess of Liabilities: 3.0%		1,200,147
TOTAL NET ASSETS: 100.0%		$40,543,847

ADR	American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Country	Percent of Total Net Assets
Australia	3.0%
Belgium	2.6%
Bermuda	0.6%
Brazil	3.8%
Canada	5.4%
China	5.1%
Denmark	3.9%
Finland	1.0%

France	5.5%
Germany	3.9%
Hong Kong	2.9%
India	1.3%
Indonesia	3.4%
Ireland	1.7%
Israel	1.2%
Japan	15.2%
Republic of Korea	1.0%
Malaysia	0.6%
Netherlands	2.0%
Norway	0.6%
Singapore	1.6%
South Africa	4.3%
Sweden	0.5%
Switzerland	7.1%
Taiwan, Province of China	0.6%
Thailand	1.7%
United Kingdom	15.7%
Cash & Equivalents*	3.8%
Total	100.0%
* Includes other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows+:

Cost of investments	$36,877,631
Gross unrealized appreciation	6,048,769
Gross unrealized depreciation	(3,582,700)
Net unrealized appreciation	$2,466,069

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks*	$37,387,706	$458,126	$-	$37,845,832
Preferred Stocks	1,177,215	-	-	1,177,215
Short-Term Investments	320,653	-	-	320,653
Total Investments in Securities	$38,885,574	$458,126	$-	$39,343,700

*Level 2 Common Stock security is related to the Diversified Telecommunication Services industry.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There was a transfer of $458,126 out of Level 1 into Level 2 due to a decrease in trading activity.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date             4/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date             4/22/2015

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             4/24/2015

* Print the name and title of each signing officer under his or her signature.